1290 AVENUE OF THE AMERICAS NEW YORK, NY 10104-0050 TELEPHONE: 212.468.8000 FACSIMILE: 212.468.7900 WWW.MOFO.COM

MORRISON & FOERSTER LLP

NEW YORK, SAN FRANCISCO,
LOS ANGELES, PALO ALTO,
SACRAMENTO, SAN DIEGO,
DENVER, NORTHERN VIRGINIA,
WASHINGTON, D.C.

TOKYO, LONDON, BRUSSELS,
BEIJING, SHANGHAI, HONG KONG,
SINGAPORE

23 December 2013	Writer’s Direct Contact 212.468.8053 JBaris@mofo.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                             The Victory Portfolios
File Nos. 33-8982, 811-4852

Mesdames and Gentlemen:

We understand that our client, The Victory Portfolios (“Registrant”), is filing via EDGAR, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”) Post-Effective Amendment No. 106 under the Securities Act and No. 107 under the 1940 Act to its registration statement on Form N-1A (the “Amendment”).  This filing is being made to update and conform disclosure across various funds in the Victory Fund Complex.

The Amendment is being filed under Rule 485(a) under the Securities Act because of a change of control of Victory Capital Management Inc. (the “Adviser”) which took place on 31 July 2013.  A new Investment Advisory Agreement, a new Sub-Advisory Agreement for the Municipal Funds, and a Rule 12b-1 Distribution and Service Plan for Class A shares were approved by shareholders of the Registrant.  The Amendment adds a new share class, Class R6 shares, to Diversified Stock Fund, Established Value Fund and International Fund.

Audited financial data was not available at the time of preparation of the Amendment and will be provided in a filing under Rule 485(b) under the Securities Act.  Registrant expects that the Amendment will become effective automatically on March 1, 2014.

If you have any questions concerning the filing, please call me at 212-468-8053 or Robert E. Putney, III at 212-336-4451.

Very truly yours,

/s/Jay G. Baris

Jay G. Baris

cc:                                Karen L. Rossotto, Division of Investment Management

Leigh A. Wilson, Chair of the Board

Michael D. Policarpo, II, Victory Capital Management Inc.

Christopher K. Dyer, Victory Capital Management Inc.

Erin G. Wagner, Victory Capital Management Inc.

Edward J. Veilleux, Chief Compliance Officer

John A. Danko, Citi Fund Services Ohio, Inc.

Brenda J. Fleissner, Ernst & Young LLP
Nathan J. Greene, Shearman & Sterling LLP
Robert E. Putney, III
Isabelle Sajous